Victory Funds

Victory Institutional Diversified Stock Fund

Supplement dated March 1, 2017

to the Prospectus dated March 1, 2017 (“Prospectus”)

The Prospectus is revised to reflect the current portfolio managers of the Victory Institutional Diversified Stock Fund (“Fund”) who will manage the Fund until May 12, 2017 (“Effective Date”).

1.              Until the Effective Date, the following supersedes the information under the section “Management of the Fund” found on Page 5 of the Prospectus:

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Diversified Equity Management (“Diversified Equity”) investment team (referred to as an investment franchise).

Portfolio Managers

Lawrence G. Babin is a Co-Chief Investment Officer of Diversified Equity, and has been the Lead Portfolio Manager of the Fund since its inception in 2005.

Paul D. Danes is a Co-Chief Investment Officer of Diversified Equity, and has been a Portfolio Manager of the Fund since its inception in 2005.

Carolyn M. Rains is a Portfolio Manager/Analyst of Diversified Equity, and has been a Portfolio Manager or Associate Portfolio Manager of the Fund since its inception in 2005.

Martin L. Shagrin is a Portfolio Manager/Analyst of Diversified Equity, and has been a Portfolio Manager of the Fund since 2014.

Thomas J. Uutala is a Portfolio Manager/Analyst of Diversified Equity, and has been a Portfolio Manager of the Fund since 2014.

2.              Until the Effective Date, the following supersedes the second paragraph of the section “Organization and Management of the Fund — The Investment Adviser” found on Page 11 of the Prospectus:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Diversified Equity Management (“Diversified Equity”) is the investment franchise responsible for the day-to-day investment management of the Fund.

3.              Until the Effective Date, the following supersedes the information in the section “Organization and Management of the Fund — Portfolio Management” found on Page 11 of the Prospectus:

Lawrence G. Babin is the Lead Portfolio Manager and Paul D. Danes, Carolyn M. Rains, Martin L. Shagrin and Thomas J. Uutala are Co-Portfolio Managers of the Fund. The Fund’s portfolio managers are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Babin is a Co-Chief Investment Officer of Diversified Equity, and has been with the Adviser or an affiliate since 1982. Mr. Babin is a CFA charterholder.

Mr. Danes is a Co-Chief Investment Officer of Diversified Equity, and has been associated with the Adviser or an affiliate since 1987. Mr. Danes is a CFA charterholder.

Ms. Rains is a Portfolio Manager/Analyst of Diversified Equity, and has been with the Adviser or an affiliate since 1998. Ms. Rains is a CFA charterholder.

Mr. Shagrin is a Portfolio Manager/Analyst of Diversified Equity, and has been with the Adviser or an affiliate since 1999.

Mr. Uutala is a Portfolio Manager/Analyst of Diversified Equity, and has been with the Adviser or an affiliate since 2005. Mr. Uutala is a CFA charterholder.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

If you wish to obtain more information, please call the Victory Funds at 866-689-6999.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated March 1, 2017

to the Statement of Additional Information dated March 1, 2017 (“SAI”)

The SAI is revised to reflect information concerning the current portfolio managers of the Victory Institutional Diversified Stock Fund (“Fund”) who will manage the Fund until May 12, 2017 (“Effective Date”).

1.              Until the Effective Date, the following information is provided under the section “Portfolio Managers—Other Accounts” found on Page 36 of the SAI:

Portfolio Management Team	Number of Other Accounts (Total Assets)* as of December 31, 2016	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of December 31, 2016
Lawrence G. Babin, Paul D. Danes, Carolyn M. Rains, Martin L. Shagrin and Thomas J. Uutala
Other Investment Companies	3 $(724.59 million)	None
Other Pooled Investment Vehicles	3 $(78.15 million)	None
Other Accounts	10 $(618.24 million)	None

2.              Until the Effective Date, the following information is provided under the section “Portfolio Managers—Fund Ownership” found on Page 37 of the SAI:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of December 31, 2016
Mr. Babin	Institutional Diversified Stock Fund	Over $1,000,000
Mr. Danes	Institutional Diversified Stock Fund	$500,001 to $1,000,000
Mr. Rains	Institutional Diversified Stock Fund	$100,001 to $500,000
Mr. Shagrin	Institutional Diversified Stock Fund	$100,001 to $500,000
Mr. Uutala	Institutional Diversified Stock Fund	$100,001 to $500,000

If you wish to obtain more information, please call the Victory Funds at 866-689-6999.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.